Nuveen Nasdaq 100 Dynamic Overwrite Fund
Portfolio of Investments March 31,2024
(Unaudited)
QQQX
Shares Description (a) Value
LONG-TERM INVESTMENTS - 101.0%
X –
COMMON STOCKS - 99 .3 % X 1,276,556,540
Automobiles & Components - 2.8%
40,233 Ford Motor Co $ 534,294
4,110 Lear Corp 595,457
195,730 (b) Tesla Inc 34,407,377
Total Automobiles & Components 35,537,128
Capital Goods - 1.5%
1,478 (b) Axon Enterprise Inc 462,437
1,024 (b) Boeing Co/The 197,622
9,138 Caterpillar Inc 3,348,437
3,812 (b),(c) Enovix Corp 30,534
7,764 Fortive Corp 667,859
30,184 General Electric Co 5,298,197
584 HEICO Corp 111,544
2,990 Howmet Aerospace Inc 204,606
6,441 (b),(c) Plug Power Inc 22,157
7,632 Rockwell Automation Inc 2,223,430
116 TransDigm Group Inc 142,866
4,996 United Rentals Inc 3,602,666
5,734 Vertiv Holdings Co, Class A 468,296
1,840 Watsco Inc 794,825
1,390 WW Grainger Inc 1,414,047
Total Capital Goods 18,989,523
Commercial & Professional Services - 0.6%
21,698 (b) ACV Auctions Inc, Class A 407,271
634 Booz Allen Hamilton Holding Corp 94,111
1,124 Equifax Inc 300,693
19,936 Robert Half Inc 1,580,526
7,070 Rollins Inc 327,129
4,378 Tetra Tech Inc 808,660
9,596 Veralto Corp 850,781
7,562 Waste Connections Inc 1,300,740
9,915 Waste Management Inc 2,113,382
Total Commercial & Professional Services 7,783,293
Consumer Discretionary Distribution & Retail - 7.3%
3,906 (b) Abercrombie & Fitch Co, Class A 489,539
383,020 (b),(d) Amazon.com Inc 69,089,148
5,446 American Eagle Outfitters Inc 140,452
940 (b) AutoZone Inc 2,962,551
1,817 (b) Burlington Stores Inc 421,889
1,711 (b) Carvana Co 150,414
52,348 (b) Coupang Inc 931,271
8,039 Dick's Sporting Goods Inc 1,807,650
1,571 Dillard's Inc, Class A 740,946
12,343 (b) Etsy Inc 848,211
2,402 (b) Five Below Inc 435,675
5,972 Gap Inc/The 164,529
14,472 Genuine Parts Co 2,242,147
20,421 LKQ Corp 1,090,686
4,325 Lowe's Cos Inc 1,101,707
14,611 (b) Ollie's Bargain Outlet Holdings Inc 1,162,597
7,621 Pool Corp 3,075,074
4,547 (b) Savers Value Village Inc 87,666
24,886 TJX Cos Inc/The 2,523,938

Nuveen Nasdaq 100 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31,2024
(Unaudited)

QQQX
Shares Description (a) Value
Consumer Discretionary Distribution & Retail (continued)
6,915 Tractor Supply Co $ 1,809,794
2,331 (b) Ulta Beauty Inc 1,218,833
4,507 (b) Wayfair Inc, Class A 305,935
3,191 Williams-Sonoma Inc 1,013,238
Total Consumer Discretionary Distribution & Retail 93,813,890
Consumer Durables & Apparel - 0.4%
2,696 (b) Deckers Outdoor Corp 2,537,637
27,957 NIKE Inc, Class B 2,627,399
3,437 (b) Skechers USA Inc, Class A 210,550
Total Consumer Durables & Apparel 5,375,586
Consumer Services - 3.1%
6,160 Booking Holdings Inc 22,347,741
1,740 (b) Chipotle Mexican Grill Inc 5,057,780
21,002 Darden Restaurants Inc 3,510,484
433 Domino's Pizza Inc 215,149
13,319 (b) DraftKings Inc, Class A 604,816
602 (b) Duolingo Inc 132,789
26,996 Hilton Worldwide Holdings Inc 5,758,517
4,279 McDonald's Corp 1,206,464
10,345 Service Corp International/US 767,702
1,480 Wingstop Inc 542,272
Total Consumer Services 40,143,714
Consumer Staples Distribution & Retail - 2.3%
25,248 (b) BJ's Wholesale Club Holdings Inc 1,910,011
2,618 Casey's General Stores Inc 833,702
210,528 (b) HF Foods Group Inc 736,848
24,681 Kroger Co/The 1,410,026
22,357 (b) Performance Food Group Co 1,668,727
25,877 (b) Sprouts Farmers Market Inc 1,668,549
60,824 Sysco Corp 4,937,692
17,183 Target Corp 3,044,999
46,686 (b) US Foods Holding Corp 2,519,643
179,118 Walmart Inc 10,777,530
Total Consumer Staples Distribution & Retail 29,507,727
Energy - 0.3%
4,902 (b) Clean Energy Fuels Corp 13,137
666 ConocoPhillips 84,768
5,519 Hess Corp 842,420
32,582 NOV Inc 636,001
3,259 Pioneer Natural Resources Co 855,488
8,314 Schlumberger NV 455,690
5,484 Select Water Solutions Inc 50,617
21,805 TechnipFMC PLC 547,524
423 Texas Pacific Land Corp 244,710
698 (b) Weatherford International PLC 80,563
Total Energy 3,810,918
Equity Real Estate Investment Trusts (REITs) - 0.2%
55,254 CubeSmart 2,498,586
Total Equity Real Estate Investment Trusts (REITs) 2,498,586
Financial Services - 2.4%
3,005 (b) Affirm Holdings Inc 111,966
5,861 (b) Berkshire Hathaway Inc, Class B 2,464,668
666 (b) Coinbase Global Inc, Class A 176,570

Shares Description (a) Value
Financial Services (continued)
11,527 Jack Henry & Associates Inc $ 2,002,586
8,130 Mastercard Inc, Class A 3,915,164
8,682 Moody's Corp 3,412,286
19,418 Morgan Stanley 1,828,399
143,943 (b) PayPal Holdings Inc 9,642,742
3,079 S&P Global Inc 1,309,960
11,343 SEI Investments Co 815,562
11,700 (b) Toast Inc, Class A 291,564
17,825 Visa Inc, Class A 4,974,601
Total Financial Services 30,946,068
Food, Beverage & Tobacco - 3.0%
1,462 (b) Boston Beer Co Inc/The, Class A 445,062
70,834 (b) Bridgford Foods Corp 794,049
35,266 Brown-Forman Corp, Class B 1,820,431
7,539 Bunge Global SA 772,898
10,507 Cal-Maine Foods Inc 618,337
37,908 (b) Celsius Holdings Inc 3,143,331
97,069 Coca-Cola Co/The 5,938,682
190 Coca-Cola Consolidated Inc 160,818
7,494 Constellation Brands Inc, Class A 2,036,570
4,567 (b) Freshpet Inc 529,133
40,685 General Mills Inc 2,846,730
853 Ingredion Inc 99,673
22,636 (b) Laird Superfood Inc 54,326
17,629 Lamb Weston Holdings Inc 1,878,017
20,310 McCormick & Co Inc/MD 1,560,011
242,394 (b) Monster Beverage Corp 14,369,116
10,703 (b) Post Holdings Inc 1,137,515
3,676 (b) Simply Good Foods Co/The 125,094
12,843 Tyson Foods Inc, Class A 754,269
Total Food, Beverage & Tobacco 39,084,062
Health Care Equipment & Services - 1.8%
26,882 Abbott Laboratories 3,055,408
1,197 (b) Align Technology Inc 392,520
13,236 (b) Alphatec Holdings Inc 182,524
11,805 (b) Axonics Inc 814,191
2,837 Becton Dickinson & Co 702,016
45,774 (b) Boston Scientific Corp 3,135,061
9,791 Cardinal Health Inc 1,095,613
845 Cencora Inc 205,327
1,020 (b) Cooper Cos Inc/The 103,489
10,457 (b) Edwards Lifesciences Corp 999,271
768 Embecta Corp 10,191
1,777 (b) Glaukos Corp 167,553
11,126 (b) Inari Medical Inc 533,826
2,477 (b) Inspire Medical Systems Inc 532,035
17,865 (b) LENSAR Inc 63,421
4,308 McKesson Corp 2,312,750
313 (b) Novocure Ltd 4,892
271 (b) Penumbra Inc 60,482
2,672 (b) PROCEPT BioRobotics Corp 132,050
2,655 (b) RxSight Inc 136,945
5,192 (b) Schrodinger Inc/United States 140,184
1,347 (b) Shockwave Medical Inc 438,624
19,914 Stryker Corp 7,126,623
695 (b),(c) TransMedics Group Inc 51,388
929 UnitedHealth Group Inc 459,576
2,900 (b) Veeva Systems Inc, Class A 671,901

Nuveen Nasdaq 100 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31,2024
(Unaudited)

QQQX
Shares Description (a) Value
Health Care Equipment & Services (continued)
1 (b) Venus Concept Inc $ 1
Total Health Care Equipment & Services 23,527,862
Household & Personal Products - 0.2%
1,256 Colgate-Palmolive Co 113,103
4,331 (b) elf Beauty Inc 849,006
1,884 Estee Lauder Cos Inc/The, Class A 290,418
11,199 Procter & Gamble Co/The 1,817,038
Total Household & Personal Products 3,069,565
Insurance - 0.0%
4,744 (b),(c) Lemonade Inc 77,849
Total Insurance 77,849
Materials - 0.3%
4,212 Ball Corp 283,720
6,845 (b) comScore Inc 105,413
4,584 Linde PLC 2,128,443
3,839 Sherwin-Williams Co/The 1,333,400
Total Materials 3,850,976
Media & Entertainment - 16.0%
416,655 (b) Alphabet Inc, Class A 62,885,739
298,496 (b),(d) Alphabet Inc, Class C 45,449,001
448 (b) AMC Entertainment Holdings Inc, Class A 1,667
642,116 Comcast Corp, Class A 27,835,729
11,325 (b) Lions Gate Entertainment Corp, Class A 112,684
10,553 (b) Live Nation Entertainment Inc 1,116,191
37,991 (b) Match Group Inc 1,378,313
124,999 Meta Platforms Inc 60,697,014
25,957 New York Times Co/The, Class A 1,121,862
6,270 News Corp, Class B 169,666
15,223 (b) ROBLOX Corp, Class A 581,214
12,831 (b) Roku Inc 836,196
42,393 Saga Communications Inc, Class A 945,788
8,142 TKO Group Holdings Inc 703,550
11,379 Walt Disney Co/The 1,392,334
Total Media & Entertainment 205,226,948
Pharmaceuticals, Biotechnology & Life Sciences - 4.8%
3,964 (b) 89bio Inc 46,141
21,953 Agilent Technologies Inc 3,194,381
66,016 (d) Amgen Inc 18,769,669
803 (b) Arcus Biosciences Inc 15,161
1,819 (b) Arvinas Inc 75,088
4,186 (b) Biohaven Ltd 228,932
1,796 (b) BioMarin Pharmaceutical Inc 156,863
3,399 (b) Blueprint Medicines Corp 322,429
4,277 (b) Bridgebio Pharma Inc 132,245
2,012 (b) Cerevel Therapeutics Holdings Inc 85,047
5,019 (b) Charles River Laboratories International Inc 1,359,898
5,067 (b) Cytokinetics Inc 355,247
16,193 Danaher Corp 4,043,716
22,400 (b) Day One Biopharmaceuticals Inc 370,048
6,554 (b) Editas Medicine Inc 48,631
2,706 Eli Lilly & Co 2,105,160
5,556 (b) Exelixis Inc 131,844
172,825 Gilead Sciences Inc 12,659,431
48,226 (b),(c) ImmunityBio Inc 258,974
13,603 (b) Insmed Inc 369,049

Shares Description (a) Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
3,844 (b) Ionis Pharmaceuticals Inc $ 166,637
7,172 (b) Iovance Biotherapeutics Inc 106,289
22,160 (b) Kura Oncology Inc 472,673
1,618 (b) Madrigal Pharmaceuticals Inc 432,071
7,810 (b) Neurocrine Biosciences Inc 1,077,155
13,272 (b) Regeneron Pharmaceuticals Inc 12,774,167
4,581 (b) Revance Therapeutics Inc 22,539
4,032 (b) REVOLUTION Medicines Inc 129,951
14,185 (b) Roivant Sciences Ltd 149,510
3,102 (b) SpringWorks Therapeutics Inc 152,681
7,934 (b) Twist Bioscience Corp 272,216
8,154 (b) Ultragenyx Pharmaceutical Inc 380,710
193 West Pharmaceutical Services Inc 76,372
Total Pharmaceuticals, Biotechnology & Life Sciences 60,940,925
Semiconductors & Semiconductor Equipment - 21.6%
166,423 (b),(d) Advanced Micro Devices Inc 30,037,687
94,350 Analog Devices Inc 18,661,486
165,056 Applied Materials Inc 34,039,499
9,301 (b) Axcelis Technologies Inc 1,037,248
37,356 Broadcom Inc 49,512,016
15,643 (b) Cirrus Logic Inc 1,447,916
5,054 (b) Credo Technology Group Holding Ltd 107,094
2,309 (b) Enphase Energy Inc 279,343
10,198 Entegris Inc 1,433,227
6,555 (b) First Solar Inc 1,106,484
2,690 (b) FormFactor Inc 122,745
420,372 Intel Corp 18,567,831
37,130 (b) Lattice Semiconductor Corp 2,904,680
13,569 (b) MACOM Technology Solutions Holdings Inc 1,297,739
2,974 (b),(c) Maxeon Solar Technologies Ltd 9,903
6,123 Monolithic Power Systems Inc 4,147,843
9,503 (b) Navitas Semiconductor Corp 45,329
84,542 NVIDIA Corp 76,388,769
7,607 (b) Onto Innovation Inc 1,377,476
12,494 Power Integrations Inc 893,946
12,202 (b) Qorvo Inc 1,401,156
140,959 QUALCOMM Inc 23,864,359
11,536 (b) Rambus Inc 713,040
9,889 (b) Silicon Laboratories Inc 1,421,247
20,407 Skyworks Solutions Inc 2,210,486
16,275 (b) SYNAPTICS INC 1,587,789
9,086 Taiwan Semiconductor Manufacturing Co
Ltd, Sponsored ADR
1,236,150
3,690 Teradyne Inc 416,343
9,995 Universal Display Corp 1,683,658
Total Semiconductors & Semiconductor Equipment 277,952,489
Software & Services - 16.5%
1,868 (b) Appfolio Inc, Class A 460,910
6,319 (b) AppLovin Corp, Class A 437,401
52,492 (b) Autodesk Inc 13,669,967
4,846 Bentley Systems Inc, Class B 253,058
6,843 (b) Braze Inc, Class A 303,145
11,942 (b),(c) C3.ai Inc, Class A 323,270
5,650 (b) Cleanspark Inc 119,837
20,252 (b) Confluent Inc, Class A 618,091
9,383 (b) Dayforce Inc 621,248
5,238 (b) DocuSign Inc 311,923
15,187 (b) DoubleVerify Holdings Inc 533,975
16,008 (b) Dropbox Inc, Class A 388,994

Nuveen Nasdaq 100 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31,2024
(Unaudited)

QQQX
Shares Description (a) Value
Software & Services (continued)
20,808 (b) Dynatrace Inc $ 966,324
2,978 (b) Elastic NV 298,515
1,335 (b) Fair Isaac Corp 1,668,229
14,290 (b) Freshworks Inc, Class A 260,221
5,922 (b) Gitlab Inc, Class A 345,371
8,062 (b) Guidewire Software Inc 940,916
7,482 (b) HashiCorp Inc, Class A 201,640
2,688 (b) HubSpot Inc 1,684,193
3,345 (b) Intapp Inc 114,734
9,067 (b) Manhattan Associates Inc 2,268,835
5,006 (b) Marathon Digital Holdings Inc 113,035
365,081 Microsoft Corp 153,596,878
393 (b),(c) MicroStrategy Inc, Class A 669,892
11,808 (b) Nutanix Inc, Class A 728,790
40,479 Oracle Corp 5,084,567
80,164 (b) Palantir Technologies Inc, Class A 1,844,574
1,053 (b) Paylocity Holding Corp 180,969
7,008 (b) Procore Technologies Inc 575,847
24,964 (b) PTC Inc 4,716,698
4,804 (b) Qualys Inc 801,643
3,549 (b) Riot Platforms Inc 43,440
22,714 Salesforce Inc 6,841,003
21,736 (b) SentinelOne Inc, Class A 506,666
6,953 (b) ServiceNow Inc 5,300,967
5,606 (b) Smartsheet Inc, Class A 215,831
16,980 (b) Sprinklr Inc, Class A 208,345
7,614 (b) Sprout Social Inc, Class A 454,632
6,834 (b) Tenable Holdings Inc 337,805
2,332 (b) Tyler Technologies Inc 991,123
36,872 (b) UiPath Inc, Class A 835,888
10,300 (b) Varonis Systems Inc 485,851
1,869 (b) Workiva Inc 158,491
4,315 (b) Zoom Video Communications Inc, Class A 282,072
Total Software & Services 211,765,804
Technology Hardware & Equipment - 11.9%
742,091 (d) Apple Inc 127,253,765
497,907 Cisco Systems Inc 24,850,538
8,099 (b) Keysight Technologies Inc 1,266,522
Total Technology Hardware & Equipment 153,370,825
Telecommunication Services - 0.4%
32,495 Spok Holdings Inc 518,295
31,079 Telephone and Data Systems Inc 497,886
100,308 Verizon Communications Inc 4,208,924
Total Telecommunication Services 5,225,105
Transportation - 0.8%
11,239 Delta Air Lines Inc 538,011
228 FedEx Corp 66,061
4,575 JB Hunt Transport Services Inc 911,569
26,971 (b) Lyft Inc, Class A 521,889
2,687 Norfolk Southern Corp 684,836
1,881 (b) Saia Inc 1,100,385
33,792 (b) Uber Technologies Inc 2,601,646
10,994 Union Pacific Corp 2,703,754
4,685 (b) XPO Inc 571,710
Total Transportation 9,699,861

Investments in Derivatives
Shares Description (a) Value
Utilities - 1.1%
4,894 American Water Works Co Inc $ 598,096
15,430 Atmos Energy Corp 1,834,164
13,565 CMS Energy Corp 818,512
10,727 Consolidated Edison Inc 974,119
13,604 Duke Energy Corp 1,315,643
19,654 FirstEnergy Corp 759,037
17,908 NRG Energy Inc 1,212,193
69,334 PG&E Corp 1,162,038
3,827 Public Service Enterprise Group Inc 255,567
22,816 Sempra 1,638,873
52,824 Southern Co/The 3,789,594
Total Utilities 14,357,836
Total Common Stocks
(cost $397,950,578) 1,276,556,540
Shares Description (a) Value
X –
EXCHANGE-TRADED FUNDS - 1 .7 % X 21,441,750
82,500
Vanguard Total Stock Market ETF
$ 21,441,750
Total Exchange-Traded Funds
(cost $20,139,642) 21,441,750
Type Description (e)
Number of
Contracts
Notional
Amount (f)
Exercise
Price
Expiration
Date Value
OPTIONS PURCHASED - 0 .0%
Put S&P 500 Index 60 $ 27,000,000 $ 4500 4/19/24 $ 10,050
Total Options Purchased
(cost $24,142) 60 $ 27,000,000 10,050
Total Long-Term Investments
(cost $418,114,362) 1,298,008,340
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
1,568,680 (g) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(h) $ 1,568,680
Total Investments Purchased with Collateral from Securities Lending
(cost $1,568,680) 1,568,680
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.1%
–
REPURCHASE AGREEMENTS - 0 .1 % X 1,101,278
$ 1,101 (i) Fixed Income Clearing Corp (FICC) 1.600% 4/01/24 $ 1,101,278
Total Repurchase Agreements
(cost $1,101,278) 1,101,278
Total Short-Term Investments
(cost $1,101,278) 1,101,278
Total Investments (cost $ 420,784,320 ) - 101 .2% 1,300,678,298
Other Assets & Liabilities, Net -  (1.2)% (15,468,985)
Net Assets Applicable to Common Shares - 100% $ 1,285,209,313

Nuveen Nasdaq 100 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31,2024
(Unaudited)

QQQX
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Options Written
Type Description (e)
Number of
Contracts
Notional
Amount (f)
Exercise
Price Expiration Date Value
Call Russell 2000 Index/Old (112) $ (24,640,000) $ 2,200 4/19/24 $ (132,160)
Call NASDAQ 100 Stock INDEX (165) (295,350,000) 17,900 4/19/24 (8,655,075)
Call NASDAQ 100 Stock INDEX (30) (54,600,000) 18,200 4/19/24 (947,400)
Call NASDAQ 100 Stock INDEX (35) (64,400,000) 18,400 4/19/24 (728,000)
Call Invesco QQQ Trust Series 1 (1,000) (44,500,000) 445 4/26/24 (818,500)
Call Invesco QQQ Trust Series 1 (500) (22,350,000) 447 4/26/24 (368,000)
Call S&P 500 Index (70) (36,750,000) 5,250 4/30/24 (553,700)
Call S&P 500 Index (140) (73,640,000) 5,260 4/30/24 (1,029,000)
Call S&P 500 Index (70) (37,100,000) 5,300 4/30/24 (364,000)
Call S&P 500 Index (120) (63,600,000) 5,300 5/10/24 (840,000)
Total Options Written (premiums received $12,116,172) (2,242) $(716,930,000) $(14,435,835)
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,276,556,540 $ – $ – $ 1,276,556,540
Exchange-Traded Funds 21,441,750 – – 21,441,750
Options Purchased 10,050 – – 10,050
Investments Purchased with Collateral from
Securities Lending 1,568,680 – – 1,568,680
Short-Term Investments:
Repurchase Agreements – 1,101,278 – 1,101,278
Investments in Derivatives:
Options Written (14,435,835) – – (14,435,835)
Total
$ 1,285,141,185 $ 1,101,278 $ – $ 1,286,242,463
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,429,366.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e) Exchange-traded, unless otherwise noted.
(f) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

(g) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(h) The rate shown is the one-day yield as of the end of the reporting period.
(i) Agreement with Fixed Income Clearing Corporation, 1.600% dated 3/28/24 to be repurchased at $1,101,474 on 4/1/24, collateralized by
Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/41, valued at $1,123,408.
ADR American Depositary Receipt
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor's